STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)		Class A Common Stock Common Stock	Class A Common Stock	Class B Common Stock Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Nov. 22, 2020		$ 0		$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Nov. 22, 2020		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement shares to Sponsor in private placement	[1]			$ 863		24,137		25,000
Sale of private placement shares to Sponsor in private (in shares)			957,500	8,625,000	[1]
Net loss							(6,519)	(6,519)
Balance at the end at Dec. 31, 2020				$ 863		24,137	(6,519)	18,481
Balance at the end (in shares) at Dec. 31, 2020		0		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement shares to Sponsor in private placement		$ 105				10,474,894	0	10,474,999
Sale of private placement shares to Sponsor in private (in shares)		1,047,500
Net loss						0	(252,806)	(252,806)
Balance at the end at Mar. 31, 2021		$ 251		$ 863		$ 5,258,217	$ (259,325)	$ 5,000,006
Balance at the end (in shares) at Mar. 31, 2021		2,508,091		8,625,000

[1]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over- allotment option is not exercised in full or in part by the underwriters (see Note 4).